Noncontrolling interests (Details Narrative) - Celly Nutrition Corp. [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Jul. 31, 2023
Statement [Line Items]
Acquisition Percentage			34.66%
Ownership percentage	24.15%	26.15%